Company Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Company Operations
Company Operations

Note 1: Company Operations

P3 Health Group Holdings, LLC and Subsidiaries (“P3” or “the Company” or “Holdings”) was founded on April 12, 2017 and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage (“MA”) programs. MA programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare Fee for Service (“FFS”) coverage.

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually-covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists (except for emergency situations).

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. Effective January 1, 2019, the Company is also responsible for the credentialing of Company providers, processing and payment of claims and the establishment of a provider network for certain health plans. At September 30, 2021 and December 31, 2020, P3 had agreements with fourteen and twelve health plans, respectively.

The initial terms of the Company’s existing health plan contracts currently extend from periods ending December 31, 2022 through December 31, 2025. After the initial term, most health plan agreements automatically renew for various terms (usually one to two years) unless either party notifies the other, in writing, of its intent not to renew in advance based on contractually obligated notification periods. Failure of the Company to retain certain health plan contracts would have a material adverse impact on operating results.

The Company has Management Services Agreements (“MSAs”) and deficit funding agreements with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC (collectively, the “Network”). The MSAs provide that P3 Health Partners-Nevada, LLC will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit agreement, P3 Health Partners-Nevada, LLC will lend amounts to the Network to the extent expenses exceed revenue(s). The loan bears interest at prime plus 2%.

In addition to P3’s contracts with health plans, through its relationship with the Network, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated – per member, per month (“PMPM”) arrangements.

Note 1: Company Operations

P3 Health Group Holdings, LLC and Subsidiaries (“P3” or “the Company” or “Holdings”) was founded on April 12, 2017, and began commercial operations on April 20, 2017 to provide population health management services on an at-risk basis to insurance plans offering medical coverage to Medicare beneficiaries under Medicare Advantage (“MA”) programs. MA programs are insurance products created solely for Medicare beneficiaries. Insurance plans contract directly with the Centers for Medicare and Medicaid Services (“CMS”) to offer Medicare beneficiaries benefits that replace traditional Medicare Fee for Service (“FFS”) coverage.

The Company’s contracts with health plans are based on an at-risk shared savings model. Under this model, the Company is financially responsible for the cost of all contractually-covered services provided to members assigned to the Company by health plans in exchange for a fixed monthly “capitation” payment, which is generally a percentage of the payment health plans receive from CMS. Under this arrangement, Medicare beneficiaries generally receive all their healthcare coverage through the Company’s network of employed and affiliated physicians and specialists (except for emergency situations).

The services provided to health plans’ members vary by contract. These may include utilization management, care management, disease education, and maintenance of a quality improvement and quality management program for members assigned to the Company. Effective January 1, 2019, the Company is also responsible for the credentialing of Company providers, processing and payment of claims and the establishment of a provider network for certain health plans. At December 31, 2018, 2019 and 2020, P3 had agreements with one, seven and twelve health plans, respectively.

The initial terms of the Company’s existing health plan contracts currently extend through periods ending December 31, 2022 through December 31, 2025. After the initial term, most health plan agreements automatically renew for various terms (usually one to two years) unless either party notifies the other, in writing, of its intent not to renew in advance based on contractually obligated notification periods. Failure of the Company to retain certain health plan contracts would have a material adverse impact on operating results.

The Company has Management Services Agreements (“MSAs”) and deficit funding agreements with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC (collectively, the “Network”). The MSAs provide that P3 Health Partners-Nevada, LLC will furnish administrative personnel, office supplies and equipment, general business services, contract negotiation and billing and collection services to the Network. Fees for these services are the excess of the Network’s revenue over expenses. Per the deficit funding agreement(s), P3 Health Partners-Nevada, LLC will lend amounts to the Network to the extent expenses exceed revenue(s). The loan will bear interest at prime plus 2%.

In addition to P3’s contracts with health plans, through its relationship with Kahan, Wakefield, Abdou, PLLC and Bacchus, Wakefield, Kahan, PC, the Company provides primary healthcare services through its employed physician clinic locations. These primary care clinics are reimbursed for services provided under FFS contracts with various payers and through capitated – per member, per month (“PMPM”) arrangements.